Material accounting policies	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Material accounting policies
Material accounting policies

3. Material accounting policies

These Condensed Consolidated Interim Financial Statements follow the same accounting policies, estimates, and methods of application as our most recent Annual audited Consolidated Financial Statements.

Change in accounting policy

Upon NASDAQ listing the Corporation decided to change the presentation currency of its consolidated financial statements from Canadian Dollars to United States Dollars.

The Board of Directors believe that US Dollar financial reporting provides more relevant presentation of the Corporation’s financial position, funding and treasury functions, financial performance and cash flows.

A change in presentation currency represents a change in accounting policy in terms of IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors, requiring the restatement of comparative information.

In accordance with IAS 21 – The Effects of Changes in Foreign Exchange Rates, the methodology followed in restating historical financial information from CDN$ to US$.

The average and closing rates used in translating the historical financial information from CDN$ to US$ for the various periods were as follows:

The closing rate used as at March 31, 2023 was $0.7389.

The average rate used for the three month period ended September 30, 2023 was $0.7455 and for the six month period ended September 30, 2023 was $0.7451.

The change in presentation currency is a voluntary change which is accounted for retrospectively. For comparative reporting purposes, historical financial information has been translated to United States dollars which is disclosed in the tables below:

	March 31,		March 31,
	2023	Foreign	2023
	Reported CAD	Currency	Restated USD
Change in presentation currency	$	Translation	$
EQUITY
Net equity	(271,275)	70,830	(200,445)
NET DEFICIT	(271,275)	70,830	(200,445)

	September 30,		September 30,
	2023	Foreign	2023
Change in presentation currency	Reported CAD	Currency	Restated USD
Six months ended	$	Translation	$
Expenses
Sales and marketing	2,847	(725)	2,122
Research and development	1,062,212	(270,773)	791,439
General and administrative	114,845	(29,276)	85,569
Professional and consulting fees	784,375	(199,948)	584,427
Loss before other items	(1,964,279)	(500,722)	(1,463,557)
Other items
Interest expense	36,805	(9,382)	27,423
Foreign exchange loss	154,927	(39,493)	115,434
NET LOSS	(2,156,011)	(549,597)	(1,606,414)

	September 30,		September 30,
	2023	Foreign	2023
Change in presentation currency	Reported CAD	Currency	Restated USD
Three months ended	$	Translation	$
Expenses
Sales and marketing	1,471	(374)	1,097
Research and development	(11,454)	2,915	(8,539)
General and administrative	(21,627)	5,504	(16,123)
Professional and consulting fees	267,918	(68,188)	199,730
Loss before other items	(236,308)	(60,143)	(176,165)
Other items
Interest expense	37,474	(9,538)	27,936
Foreign exchange loss	141,626	(36,045)	105,581
NET LOSS	(415,408)	(105,726)	(309,682)

	September 30,		September 30,
	2023	Foreign	2023
	Reported CAD	Currency	Restated USD
Change in presentation currency	$	Translation	$
Net loss	(2,156,012)	549,598	(1,606,414)
Non-cash adjustment:
Share based compensation	(54,625)	13,925	(40,700)
Foreign exchange	—	5,521	5,521

Changes in working capital:
Other receivables	176,750	(46,168)	130,582
Prepaids	83,294	(21,763)	61,531
Accounts payable and accrued liabilities	(189,904)	51,247	(138,657)
Cash used in operating activities	(2,140,497)	(552,360)	(1,588,137)

Proceeds received from Psyence Group Inc	193,810	(49,405)	144,405
Proceeds received from loan	959,530	(244,598)	714,932
Cash provided from financing activities	1,153,340	(294,003)	859,337

Change in cash and cash equivalents	(987,157)	258,357	(728,800)
Cash and cash equivalents, start of period	1,805,766	(471,486)	1,334,280
Cash and cash equivalents, end of period	818,609	(213,129)	605,480

Classification of Liabilities as Current or Non-Current and Non-Current Liabilities with Covenants (Amendments to IAS 1)

In January 2020 and October 2022, the IASB issued amendments to IAS 1 Presentation of Financial Statements which were incorporated into Part I of the CPA Canada Handbook – Accounting in April 2020 and December 2022, respectively.

The amendments clarify the requirements for classifying liabilities as either current or non-current by clarifying:

●	Liabilities are classified as either current or non-current depending on the existence at the end of the reporting period of a right to defer settlement of the liability for at least twelve months after the reporting period. The amendments also clarify that only covenants that an entity must comply with on or before the reporting date would affect a liability’s classification as current or non-current, even if compliance with the covenant is only assessed after the entity’s reporting date. Classification is unaffected by the likelihood that an entity will settle the liability within 12 months after the reporting date; and
●	How an entity classifies debt an entity may settle by converting it into equity. Additionally, the amendments added new disclosure requirements for situations where a liability is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months after the reporting date. The disclosure should enable users of financial statements to understand the risk that the liability classified as non-current could become repayable within 12 months after the reporting period.

Both the January 2020 and October 2022 amendments are effective for annual reporting periods beginning on or after January 1, 2024. The amendments are to be applied retrospectively. Earlier application is permitted. The amendments have been adopted and resulted in no material impact to the Condensed Consolidated Interim Financial Statements.

3. Material accounting policies

Financial instruments

Financial assets and financial liabilities, including derivatives, are recognized on the consolidated statements of financial position when the Company becomes a party to the financial instrument or derivative contract.

Summary of the Company’s classification and measurements of financial assets and liabilities:

Financial Assets and Liabilities	Classification	Measurement
Cash and cash equivalents	Amortized cost	Amortized cost
Restricted cash	Amortized cost	Amortized cost
Accounts payable and accrued liabilities	Amortized cost	Amortized cost
Derivative warrant liability	FVTPL	Fair value
Convertible notes	FVTPL	Fair value
NCAC promissory note	FVTPL	Fair value
PGI promissory note	FVTPL	Fair value

Classification

The Company classifies its financial assets and financial liabilities in the following measurement categories: i) those to be measured subsequently at fair value through profit or loss (“FVTPL”); ii) those to be measured subsequently at fair value through other comprehensive income (“FVOCI”); and iii) those to be measured at amortized cost. The classification of financial assets depends on the business model for managing the financial assets and the contractual terms of the cash flows. Financial liabilities are classified as those to be measured at amortized cost unless they are designated as those to be measured subsequently at FVTPL (irrevocable election at the time of recognition). For assets and liabilities measured at fair value, gains and losses are either recorded in net loss or other comprehensive income (loss).

The Company reclassifies financial assets only when its business model for managing those assets changes. Financial liabilities are not reclassified.

Amortized cost

This category includes financial assets that are held within a business model with the objective to hold the financial assets to collect contractual cash flows that meet the sole payments of principal and interest (“SPPI”) criterion. Financial assets classified in this category are measured at amortized cost using the effective interest method.

Fair value through profit or loss

This category includes derivative instruments as well as quoted equity instruments which the Company has irrevocably elected, at initial recognition or transition, to classify at FVTPL. This category would also include debt instruments of which the cash flow characteristics fail the solely payments of principal and interest (“SPPI”) criterion or are not held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell. Financial assets in this category are recorded at fair value with changes recognized in net loss. The Company records its financial liabilities including derivatives, convertible loans and promissory notes at FVTPL. Derivatives are mandatorily recorded at FVTPL, whereas the Company has elected to record convertible loans and promissory notes at FVTPL.

Financial assets at fair value through other comprehensive income

Equity instruments that are not held-for-trading can be irrevocably designated to have their change in fair value recognized through other comprehensive income (loss) instead of through net loss. This election can be made on individual instruments and is not required to be made for the entire class of instruments. Attributable transaction costs are included in the carrying value of the instruments.

Financial assets at fair value through other comprehensive income/(loss) are initially measured at fair value and changes therein are recognized in other comprehensive income/(loss).

Compound financial instrument and derivative liability

The Company determined that the warrants, including public warrants and the private warrants are derivative instruments and should be classified as a financial liability and are measured at FVTPL. Derivative and financial liabilities designated at FVTPL are carried subsequently at fair value with gains or losses recognized in net loss.

Each embedded derivative is measured and presented separately unless the whole hybrid financial instrument is designated as at FVTPL.

Measurement

All financial instruments are required to be measured at fair value on initial recognition, plus, in the case of a financial asset or financial liability not at FVTPL, transaction costs that are directly attributable to the acquisition or issuance of the financial asset or financial liability. Transaction costs of financial assets and financial liabilities carried at FVTPL are expensed in net loss. Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payments of principal and interest.

Financial assets that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding are generally measured at amortized cost at the end of the subsequent accounting periods. All other financial assets including equity investments are measured at their fair values at the end of subsequent accounting periods, with any changes taken through net loss or other comprehensive income/(loss) (irrevocable election at the time of recognition). For financial liabilities measured subsequently at FVTPL, changes in fair value are recorded in profit and loss, except where changes in fair value are attributable to changes in own credit risk which is recorded in other comprehensive income.

Cash and cash equivalents

Cash and cash equivalents include cash on hand and, when applicable, short-term, highly liquid deposits which are either cashable or with original maturities of less than three months at the date of their acquisition.

Restricted cash

Restricted cash comprises a collateral agreement with a major chartered bank in Canada with regards to a credit card facility against which the Company deposited in a guaranteed investment certificate with the bank.

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or entities. A transaction is considered to be a related party transaction when there is transfer of resources or obligations between related parties.

Change in accounting policy

Pursuant to completion of the Business Combination Agreement and NASDAQ listing as explained in Note 1 to the audited consolidated financial statements, on January 25, 2024, the Corporation decided to change the presentation currency of its consolidated financial statements from Canadian Dollars to United States Dollars.

The Board of Directors believe that US Dollar financial reporting provides more relevant presentation of the Corporation’s financial position, funding and treasury functions, financial performance and cash flows.

A change in presentation currency represents a change in accounting policy in terms of IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors, requiring the restatement of comparative information.

In accordance with IAS 21 – The Effects of Changes in Foreign Exchange Rates, the methodology followed in restating historical financial information from CDN$ to US$.

The average and closing rates used in translating the historical financial information from CDN$ to US$ for the various periods were as follows:

The closing rate used as at March 31, 2024 was $0.7380, as at March 31, 2023 was $0.7389 and as at March 31, 2022 was $0.8003.

The average rate used for the year ended March 31, 2024 was $0.7415 and for the year ended March 31, 2023 was $0.7559.

The change in presentation currency is a voluntary change which is accounted for retrospectively. For comparative reporting purposes, historical financial information has been translated to United States dollars which is disclosed in the tables below:

	March 31,		March 31,
	2023	Foreign	2023
	Reported CAD	Currency	Restated USD
Change in presentation currency	$	Translation	$
ASSETS
Current assets
Cash and cash equivalents	1,805,765	(471,485)	1,334,280
Restricted cash	40,000	(10,444)	29,556
Other receivables	202,150	(52,782)	149,369
Prepaids	104,276	(27,226)	77,050
Total current assets	2,152,192	(561,937)	1,590,255
TOTAL ASSETS	2,152,192	(561,937)	1,590,255
LIABILITIES
Current liabilities
Accounts payable and accrued liabilities	2,423,467	(632,767)	1,790,700
TOTAL LIABILITIES	2,423,467	(632,767)	1,790,700
EQUITY
Net equity	(271,275)	70,830	(200,445)
NET DEFICIT	(271,275)	70,830	(200,445)
TOTAL LIABILITIES AND NET DEFICIT	2,152,192	(561,937)	1,590,255

	March 31,		March 31,
	2022	Foreign	2022
	Reported CAD	Currency	Restated USD
Change in presentation currency	$	Translation	$
ASSETS
Current assets
Cash and cash equivalents	2,191,095	(437,658)	1,753,437
Restricted cash	40,000	(7,990)	32,010
Other receivables	49,372	(9,862)	39,510
Prepaids	6,729	(1,344)	5,385
Total current assets	2,287,196	(456,854)	1,830,342
TOTAL ASSETS	2,287,196	(456,854)	1,830,342
LIABILITIES
Current liabilities
Accounts payable and accrued liabilities	164,500	(32,858)	131,642
TOTAL LIABILITIES	164,500	(32,858)	131,642
EQUITY
Net equity	2,122,696	(423,996)	1,698,700
NET DEFICIT	2,122,696	(423,996)	1,698,700
TOTAL LIABILITIES AND NET DEFICIT	2,287,196	(456,854)	1,830,342

	March 31,		March 31,
	2023	Foreign	2023
	Reported CAD	Currency	Restated USD
Change in presentation currency	$	Translation	$
Expenses
Sales and marketing	9,292	(2,263)	7,029
Research and development	2,126,762	(517,867)	1,608,895
General and administrative	484,382	(117,947)	366,435
Professional and consulting fees	1,655,663	(403,153)	1,252,510
Loss before other items	(4,276,099)	(1,041,230)	(3,234,869)
Other items
Interest income	2,054	(500)	1,554
Foreign exchange gain	35,574	(8,662)	26,912
NET LOSS	(4,238,471)	(1,050,392)	(3,206,403)

	March 31,		March 31,
	2023	Foreign	2023
	Reported CAD	Currency	Restated USD
Change in presentation currency	$	Translation	$
Net loss	(4,238,471)	1,032,068	(3,206,403)
Non-cash adjustment:
Share based compensation	292,756	(71,469)	221,287
Foreign exchange	—	(84,499)	(84,499)

Changes in working capital:
Other receivables	(152,778)	42,920	(109,858)
Prepaids	(97,547)	25,882	(71,665)
Accounts payable and accrued liabilities	2,258,967	(599,909)	1,659,058
Cash used in operating activities	(1,937,073)	344,993	(1,592,080)

Proceeds received from Psyence Group Inc	1,551,744	(378,821)	1,172,923
Cash provided from financing activities	1,551,744	(378,821)	1,172,923

Change in cash and cash equivalents	(385,329)	(33,828)	(419,157)
Cash and cash equivalents, start of year	2,191,095	(437,658)	1,753,437
Cash and cash equivalents, end of year	1,805,765	(471,486)	1,334,280

Research and development

Expenditures on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in the statements of net loss and comprehensive loss as incurred.

Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to complete development and has sufficient resources to complete development and to use or sell the asset. Other development expenditures are expensed as incurred. Research and development expenses include all direct and indirect operating expenses supporting the products in development. The costs incurred in establishing and maintaining patents are expensed as incurred.

Provisions

Provisions are recognized when the Company has a present obligation, legal or constructive as a result of a previous event, if it is probable that the Company will be required to settle the obligation and a reliable estimate can be made of the obligation. The amount recognized is the best estimate of the expenditure required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligations. Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate of the expected future cash flows.

Foreign currency translation

The Financial Statements are presented in USD $ which is PBM’s functional currency. The functional currency of its subsidiary consolidated within these Financial Statements is AUD $.

In each individual entity, a foreign currency transaction is initially recorded in the functional currency of the entity, by applying the exchange rate between the functional currency and the foreign currency at the date of the transaction.

At the end of the reporting period, monetary assets and liabilities of the Company which are denominated in foreign currencies are translated at the period-end exchange rate. Non-monetary assets and liabilities are translated at rates in effect at the date the assets were acquired, and liabilities incurred.

The resulting exchange gains or losses arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition, are included in statement of net loss and comprehensive loss in the period in which they arise.

For the purpose of presenting these Financial Statements, the assets and liabilities of the subsidiary are translated into USD $ at the exchange rates prevailing at the end of the reporting period. Income and expenses are translated at the average rates for the period. The differences from translating subsidiaries is recorded in reserves.

Loss per share

The Company presents basic and diluted loss per share data for its common shares. Basic loss per share is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted loss per share is determined by adjusting the loss attributable to common shareholders and the weighted average number of common shares outstanding, adjusted for the effects of all dilutive potential common shares, which comprise convertible debentures, warrants and share options issued.

Share based compensation

The fair value of the options and RSUs granted by the Company shall be recognized as an expense in the Consolidated Financial Statements of the Company. The expense shall be recognized over the vesting period of the options. The fair value options shall be determined using the Black-Scholes model.

Income taxes

Income tax comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in shareholders’ equity, in which case the income tax is also recognized directly in equity or other comprehensive income, in which case the income tax is also recognized directly in equity or other comprehensive income.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted at the end of the reporting period, and any adjustments to tax payable in respect of previous years. Current tax assets and current tax liabilities are only offset if a legally enforceable right exists to offset the amounts and the Company.

Deferred tax is recognized in respect of all qualifying temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Financial Statements. Deferred income tax is determined on a non-discounted basis using the tax rates and laws that have been enacted or substantively enacted at the end of the reporting period and are expected to apply when the deferred tax asset or liability is settled. Deferred tax assets are offset when there is a legally enforceable right to offset tax assets and liabilities and when the deferred tax balances relate to the same taxation authority.

Deferred tax assets are recognized to the extent future recovery is probable. At each reporting period end, deferred tax assets are reduced to the extent that it is no longer probable that sufficient taxable earnings will be available to allow all or part of the asset to be recovered.